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                                                      [SHIP LOGO VANGUARD /(R)/]





VANGUARD/(R)/ VARIABLE INSURANCE FUND--HIGH YIELD BOND PORTFOLIO



Supplement to the Prospectus dated April 30, 2007

Effective June 30, 2008, Earl E. McEvoy will retire as Senior Vice President, Partner, and Fixed Income Portfolio Manager of Wellington Management Company, LLP (Wellington Management), and will no longer manage assets for the High Yield Bond Portfolio of Vanguard Variable Insurance Fund.

Effective immediately, Michael L. Hong, CFA, Vice President, Fixed Income Credit Analyst, and Portfolio Manager of Wellington Management, is co-manager of the High Yield Bond Portfolio with Mr. McEvoy. Mr. Hong will become the lead portfolio manager upon Mr. McEvoy's retirement. Mr. Hong, who has worked for Wellington Management since 1997 as a credit analyst and portfolio manager, holds an A.B. from Harvard College.









CFA(R) is a trademark owned by CFA Institute.


(C) 2008 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                       PS64A 022008



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                                                      [SHIP LOGO VANGUARD /(R)/]






VANGUARD/(R)/ VARIABLE INSURANCE FUND--HIGH YIELD BOND PORTFOLIO


Supplement to the Statement of Additional Information dated April 30, 2007

Effective June 30, 2008, Earl E. McEvoy will retire as Senior Vice President, Partner, and Fixed Income Portfolio Manager of Wellington Management Company, LLP (Wellington Management), and will no longer manage assets for the High Yield Bond Portfolio of Vanguard Variable Insurance Fund.

Effective immediately, Michael L. Hong, CFA, Vice President, Fixed Income Credit Analyst, and Portfolio Manager of Wellington Management, is co-manager of the High Yield Bond Portfolio with Mr. McEvoy. Mr. Hong will become the lead portfolio manager upon Mr. McEvoy's retirement. Mr. Hong, who has worked for Wellington Management since 1997 as a credit analyst and portfolio manager, holds an A.B. from Harvard College.










CFA(R) is a trademark owned by CFA Institute.




(C) 2008 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                     PSAI064 022008

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